Inventories - Composition of Inventories (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of inventories [line items]
Cost		R$ 3,931,850	R$ 3,887,189
Provision for losses		(13,078)	(40,993)	R$ (40,724)	R$ (42,587)
Net balance		3,918,772	3,846,196
Fuels Lubricants and Greases [member]
Summary of inventories [line items]
Cost		3,042,932	1,682,841
Provision for losses		(4,871)	(5,344)
Net balance		3,038,061	1,677,497
Finished goods [member]
Summary of inventories [line items]
Cost			646,180
Provision for losses			(22,281)
Net balance			623,899
Work in process [member]
Summary of inventories [line items]
Cost			1,450
Provision for losses
Net balance			1,450
Raw Materials [member]
Summary of inventories [line items]
Cost		293,242	568,185
Provision for losses			(1,827)
Net balance		293,242	566,358
Liquified petroleum gas [member]
Summary of inventories [line items]
Cost		151,831	110,767
Provision for losses		(5,761)	(5,761)
Net balance		146,070	105,006
Consumable Materials and Other Items for Resale [member]
Summary of inventories [line items]
Cost		117,150	129,559
Provision for losses		(1,875)	(2,598)
Net balance		115,275	126,961
Pharmaceutical hygiene beauty products [member]
Summary of inventories [line items]
Cost			521,689
Provision for losses			(2,611)
Net balance			519,078
Purchase for Future Delivery [member]
Summary of inventories [line items]
Cost	[1]	302,456	198,986
Provision for losses	[1]	(464)	(464)
Net balance	[1]	301,992	198,522
Properties for resale [member]
Summary of inventories [line items]
Cost		24,239	27,532
Provision for losses		(107)	(107)
Net balance		R$ 24,132	R$ 27,425

[1]	Refers substantially to ethanol, biodiesel and advances for fuel acquisition.